Meritz Investments	6 Months Ended
Jun. 30, 2024
Meritz Investments
Meritz Investments

14.Meritz Investments

On February 22, 2024, the Company issued to Meritz 50,000,000 ordinary shares of the Company (“Meritz Subscription Shares”) at an aggregate subscription price equal to US$500,000 (“Meritz Investment”). Pursuant to the Meritz Investment, the Company shall deposit into a restricted securities account (“Restricted Securities Account”) consisting of: (i) certain U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000, and (ii) certain U.S. treasury bonds and/or U.S. treasury bills with an aggregate outstanding principal amount of US$175,000. The Company shall be permitted to withdraw U.S. treasury bonds and/or U.S. treasury bills with outstanding principal amount equal to US$175,000 from the Restricted Securities Account, upon the later of (i) May 22, 2024 and (ii) satisfaction of the effective registration statement.

As of June 30, 2024, the Company has withdrawn the U.S treasury bond and/or U.S. treasury bills with an aggregate outstanding principal amount of US$175,000, and has deposited U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000 in the Restricted Securities Account. The Company has elected the fair value option to account for the investment in U.S treasury bond and/or U.S. treasury bills, including the component related to accrued interest. The Company believes the fair value option best reflects the economics of the underlying transaction. The Company recorded the fair value loss of US$1,180 in “Investment (loss) income, net” in the unaudited condensed consolidated statement of comprehensive loss for the six months ended June 30, 2024. As of June 30, 2024, the fair value of the U.S. treasury bonds with an aggregate outstanding principal amount of US$325,000 is US$310,477.

After Meritz has released U.S. treasury bonds and/or U.S. treasury bills with outstanding principal amount equal to US$175,000, in the event that the closing price drops below a certain level, the Company is obligated to, within five business days thereafter, deposit additional cash in U.S. dollars in the restricted cash account (“Restricted Cash Account”) such that the balance thereof would meet the applicable requirement for cash collateral (such obligation to top up being referred to as the “Cash Top Up Obligation”). If the closing price on any trading day exceeds US$7.00, the Company shall be permitted to withdraw all cash in the Restricted Cash Account on such trading day, with such withdrawal to take place on such trading day or the immediately following trading day. The Company’s Cash Top Up Obligations shall terminate from and after the earlier of (a) the first date on which the closing price exceeds US$14.00, and (b) the full payment of the put option price (as mentioned below) to Meritz. As of June 30, 2024, the Company deposited US$25,098 in Restricted Cash Account as required, which is included in restricted cash in the unaudited condensed consolidated balance sheets.

In addition, Meritz has the right to freely sell, assign, pledge, rehypothecate, lend, invest, use, commingle or otherwise dispose of, and otherwise use in its business (with any of the foregoing being referred to herein as “Rehypothecate”) all collateralized U.S. treasury bonds and/or U.S. treasury bills during the applicable security period without any further consent of the Company, subject to the applicable terms and conditions of the security documents. Subject to the applicable terms and conditions of the security documents, Meritz shall be obligated to (a) in the event that the Company is permitted to withdraw any Rehypothecated U.S. treasury bonds and/or U.S. treasury bills and requests to do so, return U.S. treasury bonds and/or U.S. treasury bills in the same class and issue and outstanding principal amount as the U.S. treasury bonds and/or U.S. treasury bills subject to withdrawal to the Restricted Securities Account, and (b) return all Rehypothecated U.S. treasury bonds and/or U.S. treasury bills to the Restricted Securities Account upon the earlier of (i) the expiry of the applicable security period or (ii) the occurrence of any insolvency event, bankruptcy, liquidation, dissolution or winding up or similar event, whether voluntary of involuntary, or a filing for bankruptcy or similar proceedings in respect of Meritz.

In connection with the Meritz Investment, the Company undertakes to ensure the total amount of freely available cash that is not subject to any legal or contractual restrictions as to withdrawal or use (excluding any restriction that is imposed by the foreign exchange rules or policies under applicable law) held by it as of the last date of each fiscal quarter shall be no less than US$175,000, in each case as evidenced in the applicable quarterly financial results filed or furnished by the Company with the U.S. Securities and Exchange Commission(“SEC”).

Meritz has the option to sell all or part of the Meritz Subscription Shares to the Company upon the occurrence of certain triggering events, including certain credit events, collateral-related default, failure to comply with certain financial covenants, failure to satisfy certain registration condition with respect to Meritz Subscription Shares, or the third anniversary of the closing of the Meritz Investment, all or part of the Meritz Subscription Shares then held by Meritz to the Company at an agreed return, i.e. 12.5% internal rate (“Meritz put option”).

The Company shall have certain call options to purchase up to an agreed number of Meritz Subscription Shares from Meritz, subject to satisfaction of certain conditions, in each case, at a per share price that is not lower than $14.00.

The Meritz put option liability is determined to be a freestanding financial instrument that is accounted for as a liability in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, because the put options embody an obligation to repurchase equity shares by transferring assets. The Company initially measured the Meritz put option liability at fair value and subsequently remeasured to fair value each period with changes recognized in profit or loss.

At initial recognition, the Company recognized the issuance of Meritz put option at its fair value of US$130,082. The increase in fair value of the put option liability in the amount of US$45,132 for the six months ended June 30, 2024 was recognized in the unaudited condensed consolidated statements of comprehensive loss.

The fair value of the put option liability as of June 30, 2024 is estimated using the scenario-weighted average method with binomial model, with the following assumptions:

	As of June 30, 2024

Risk‑free interest rate	4.59%
Expected volatility	53.79%
Expected dividend yield	0.00%
Remaining term	2.64	year
Probability of exercise condition	50.00%

The Meritz call options are accounted for under ASC 815-40 “Derivatives and Hedging — Contracts in Entity’s Own Equity” as they are determined to be freestanding financial instruments that are indexed to the Company’s own stock and will be physically settled in shares. The call options are classified as equity. The Company initially measured the call option at fair value basis of US$257 by allocation of remaining net proceeds after deducting the fair value of Mertiz put option between the call options recognized in additional paid-in capital and the ordinary shares issued on a relative fair value basis.